Investment in Joint Operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of joint operations [line items]
Property, plant and equipment	R 41,348	R 41,507
Wafi-Golpu Joint Operation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
Property, plant and equipment	R 2,800	R 3,100
Newcrest Mining Limited | Wafi-Golpu Joint Operation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
PG State [Member]
Disclosure of joint operations [line items]
Potential Percentage of equity interests	30.00%